Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	EATON VANCE SERIES TRUST
Entity Central Index Key	0000102818
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000014202
Shareholder Report [Line Items]
Fund Name	Eaton Vance Tax-Managed Growth Fund 1.0
Trading Symbol	CAPEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Tax-Managed Growth Fund 1.0 for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tax-Managed Growth Fund 1.0	$23	0.45%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and the Tax-Managed Growth Portfolio, the Portfolio in which it invests.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45% [1]
AssetsNet	$ 1,538,555,626
Holdings Count | Holding	129
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,538,555,626
# of Portfolio Holdings (for Tax-Managed Growth Portfolio)	129
Portfolio Turnover Rate (for Tax-Managed Growth Portfolio)	7%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.1%
Utilities	0.8%
Materials	2.1%
Energy	2.7%
Consumer Staples	5.1%
Health Care	8.1%
Industrials	9.2%
Consumer Discretionary	11.7%
Financials	14.7%
Communication Services	14.9%
Information Technology	30.6%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Microsoft Corp.	7.2%
NVIDIA Corp.	7.2%
Amazon.com, Inc.	6.0%
Apple, Inc.	5.5%
Meta Platforms, Inc., Class A	5.0%
Alphabet, Inc., Class A	2.8%
Berkshire Hathaway, Inc., Class B	2.7%
Netflix, Inc.	2.6%
JPMorgan Chase & Co.	2.4%
Alphabet, Inc., Class C	2.4%
Total	43.8%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]

[1]	Annualized